Short-term and restricted bank deposits (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Short Term Bank Deposits [Abstract]
Schedule of short-term bank deposits
	December 31
	2024	2023

Restricted bank deposits (1)	-	167
USD Bank deposits (2)	34,006	29,675

	34,006	29,842

(1)	Restricted bank deposits which are primarily used as security for the Company’s office leases.

(2)	The USD deposits are for the period of 91-365 days and bear annual interest of 5.45%-6.39% for 2024 and 6.26%-6.55% for 2023.